Subsequent Events	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
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Subsequent Events

6. SUBSEQUENT EVENT

On May 7, 2026, the Company entered into a new promissory note agreement with Frost Gamma in the aggregate principal amount of $200,000 and Jane Hsiao in the aggregate principal amount of $100,000, which both also accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

On June 24, 2026, the Company, and Defender Opportunity LLC, a Delaware limited liability company (the “Buyer” or the “Holder”), entered into a Note Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company sold the Buyer a Convertible Promissory Note (the “Convertible Note”) in the principal amount of $809,705.75 (the “Note Sale Transaction”). The proceeds from the Note Sale Transaction were used by the Company to repay in full the amounts due under certain outstanding promissory notes of the Company (the “Original Notes”), consisting of an aggregate of $720,000 in principal and an aggregate of $89,705.75 of accrued and unpaid interest due thereon. The Original Notes were held by Dr. Jane Hsaio, an officer and director of the Company and beneficial owner of more than 10% of the Company’s common stock, and an affiliate of Dr. Phillip Frost, a director of the Company and beneficial owner of more than 10% of the Company’s common stock. The Buyer is not an affiliate of the Company, Dr. Frost or Dr. Hsiao.

On June 30, 2026, the Company entered into the Fourth Amendment to that certain Promissory Notes dated October 4, 2021 and September 16, 2022 in the combined principal amount of $150,000 with Frost Gamma Investments Trust (“Frost Gamma Notes”), a trust controlled by Dr. Phillip Frost, a current director, which beneficially owns in excess of 10% of the Company’s common stock. The maturity date on both Frost Gamma Notes was amended from June 30, 2026 until September 30, 2026. No other provisions of the Frost Gamma Notes were amended.

On June 30, 2026, the Company entered into the Fourth Amendment to that certain Promissory Note dated October 4, 2021 and September 16, 2022 in the principal amount of $150,000 with Dr. Jane Hsiao (the “Hsiao Notes”), NIMS’ Chairman of the Board and Interim Chief Executive Officer and a beneficial owner in excess of 10% of our common stock. The maturity date on the Hsiao Notes was amended from June 30, 2026 until September 30, 2026. No other provisions of the 2021 Hsiao Notes were amended.

10. SUBSEQUENT EVENTS

Merger Agreement

On March 6, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among the Company, Gravitics Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (the “Merger Sub”), and Gravitics, Inc., a Delaware corporation (“Gravitics”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, at the effective time (the “Effective Time”) (i) Merger Sub will be merged with and into Gravitics, (ii) the separate corporate existence of Merger Sub will thereupon cease and Gravitics will be the surviving corporation (the “Surviving Corporation”), and (iii) the Surviving Corporation will become a wholly-owned subsidiary of the Company (the “Merger”).

The Merger

On March 6, 2026, the Company’s Board of Directors unanimously (i) approved and declared advisable the Merger Agreement and the Merger and other transactions contemplated thereby, (ii) authorized the Company to effect the Reverse Stock Split, at a ratio to be mutually agreed to by the parties, and (iii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company.

At the Effective Time, the Company plans to change its business focus to the business of Gravitics, which designs and manufactures large space structures including orbital carriers, cargo logistics spacecraft, and space station modules to be used for commercial development in earth orbit and beyond. In connection with the Merger, the Company intends to change its name and trading symbol to a name and trading symbol that are more representative of the business of Gravitics.

In addition, at the Effective Time, the members of the Board intend to (i) appoint individuals to the Board to be designated by Gravitics, a majority of whom shall qualify as “independent” under Nasdaq Rule 5605(a)(2), and which will include Colin Doughan, the Chief Executive Officer of Gravitics, as Chairman, and (ii) subsequently, resign as directors. The officers of the Combined Company will be such individuals as are determined by the newly constituted Board.

The parties expect the closing of the Merger to occur on or before June 30, 2026, or on such other date that the parties mutually agree to in writing. See, “Risk Factors-Risks Relating to Our Business-Because Gravitics may not meet closing conditions we may not be successful in consummating the Merger.

Extension of Related Party Promissory Notes

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory notes to extend the maturity date from December 31, 2025 to June 30, 2026 (see Note 7).

Promissory Noted dated January 2, 2026 in the Amount of $100,000

On January 2, 2026, NIMS entered into a Promissory Note in the principal amount of $100,000.00 with Frost Gamma Investments Trust (the “2026 Frost Gamma Note”), a trust controlled by Dr. Phillip Frost, which beneficially owns in excess of 10% of NIMS’ common stock. The interest rate payable by NIMS on the 2026 Frost Gamma Note is 11% per annum, payable on the maturity date of June 30, 2026. The 2026 Frost Gamma Note may be prepaid in advance of the June 30, 2026 maturity date without penalty.

10. SUBSEQUENT EVENTS

On August 27, 2025, the Company entered into a promissory note with Frost Gamma in the principal amount of $25,000 which accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

On January 2, 2026, the Company entered into a new promissory agreement with Frost Gamma in the aggregate principal amount of $100,000, which accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

Gravitics Inc [Member]
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Subsequent Events

15. Subsequent Events

Amended and Restated Certificate of Incorporation

On May 22, 2026, the Company filed an Amended and Restated Certificate of Incorporation (the “A&R Charter”) with the Delaware Secretary of State, which was approved by the Company’s board of directors and adopted with the requisite stockholder consent. The A&R Charter increased the Company’s authorized common stock to 32,620,000 shares, $0.00001 par value (from 27,004,445 shares authorized as of March 31, 2026), and authorized 10,118,115 shares of preferred stock, $0.00001 par value. The increase in authorized common stock was effected to provide a sufficient number of authorized and unissued shares to satisfy the Company’s outstanding share-delivery commitments, including its outstanding warrants, in connection with the Company’s planned reverse merger and concurrent equity financing.

Amendment to Merger Agreement

On June 30, 2026, the Company, NIMS, and Merger Sub entered into Amendment No. 1 to the Merger Agreement. The amendment extended the outside date by which the Merger must close, and after which either party may terminate the Merger Agreement, from June 30, 2026 to September 30, 2026. The amendment also revised certain conditions to closing relating to the satisfaction of NIMS’ outstanding indebtedness prior to or upon completion of the Merger, and provided for the registration of additional shares of NIMS common stock for resale following the Effective Time. The amendment did not change the Conversion Ratio, the number of shares of NIMS common stock issuable to the Company’s stockholders, or the expected accounting treatment of the Merger as a reverse recapitalization. There can be no assurance that the Merger will be completed on the terms contemplated, on the expected timeline, or at all.

16. Subsequent Events

Series A redeemable convertible preferred stock

In January 2026, the Company issued 337,540 shares of Series A-1 redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $1.7 million, which were received during 2025 in advance of the closing and recorded as subscription liability (see Note 12), and further sold 2,240,041 shares of Series A-1 redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $10.9 million in a subsequent closing in January and February 2026 (collectively, the “Series A-I Closing”). Total gross proceeds of the Series A-I Closing are inclusive of $4.9 million received from existing investors.

In connection with the Series A-I Closing, the Company amended and restated its certificate of incorporation to, among other things, increase the authorized shares of capital stock to 37,179,718 shares, consisting of 27,000,000 shares of common stock and 10,179,718 shares of preferred stock, and to authorize and designate three new series of preferred stock: Series A-I (4,073,456 shares), Series A-II (738,035 shares), and Series A-III (1,116,759 shares) (collectively, the “Series A Preferred Stock”). The Company also amended its 2022 Equity Incentive Plan to increase the number of shares of common stock reserved for issuance under the plan from 3,546,000 to 5,381,207.

The Series A-I Closing constituted an equity financing under the SAFE agreements (see Note 10). In connection with the Series A-I Closing, all outstanding SAFEs converted into 1,373,131 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 738,035 shares of Series A-II redeemable convertible preferred stock at a conversion price of $4.75 per share. The SAFE liabilities of $10.1 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion.

The Series A-I Closing constituted a next equity financing under the Company’s convertible promissory note agreements (see Note 8). In connection with the Series A-I Closing, and the signing of the Merger Agreement on March 6, 2026 (see below), all outstanding convertible promissory notes and accrued interest, inclusive of $0.6 million of default interest, converted into 122,744 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 1,121,204 shares of Series A-III redeemable convertible preferred stock at a conversion price of $4.60 per share. The convertible promissory note liabilities of $5.7 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion.

The Series A Closing further constituted an equity financing under the SAFE agreements. In connection with the Series A Closing, all outstanding SAFEs converted into 1,373,131 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 738,035 shares of Series A-II redeemable convertible preferred stock at a conversion price of $4.75 per share. The SAFE liabilities of $10.1 million as of December 31, 2025 were derecognized accordingly.

The Series A Closing constituted a next equity financing under the Company’s convertible note agreements. In connection with the Series A Closing, all outstanding convertible promissory notes and accrued interest, inclusive of $0.6 million of default interest, converted into 122,744 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 1,121,204 shares of Series A-III redeemable convertible preferred stock at a conversion price of $4.60 per share. The convertible note liabilities of $5.7 million as of December 31, 2025 were derecognized accordingly.

Entry into materially definitive agreement

On March 6, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Non-Invasive Monitoring Systems, Inc., a publicly traded shell company, and Gravitics Merger Sub, Inc., a wholly owned subsidiary of Non-Invasive Monitoring Systems. Pursuant to the Merger Agreement, Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of Non-Invasive Monitoring Systems (the “Merger”). The transaction is expected to be accounted for as a reverse recapitalization, with the Company treated as the accounting acquirer.

At the effective time of the Merger, all outstanding shares of the Company’s capital stock will be converted into shares of Non-Invasive Monitoring Systems common stock, such that the Company’s stockholders will hold not less than 95.5% of the total post-merger equity. All outstanding stock options and warrants of the Company will be exchanged for equivalent instruments of the post-merger entity.

Closing of the Merger is expected on or before June 30, 2026 and is subject to customary conditions, including regulatory approvals, stockholder approvals by both companies, effectiveness of a registration statement on Form S-4, and readiness of the public offering. The financial effect of the Merger on the Company’s financial statements cannot be estimated at this time, as the transaction has not yet closed.